Refund liabilities - Disclosure of development of refund liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Refund Liabilities [Abstract]
BALANCE AS AT JANUARY 1	€ 39,941	€ 143,085
Additions	1,271	465
Payments	(50)	(352)
Other releases	(18,922)	(108,542)
Revenue recognition	0	(40)
Interest expense capitalized	266	8,419
Exchange rate difference	1,056	(3,095)
BALANCE AS AT CLOSING DATE	23,561	39,941
Less non-current portion	(6,396)	(6,303)
CURRENT PORTION	€ 17,165	€ 33,637